Summary of Changes in DAC Balance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Policy Acquisition Costs
Balance at beginning of year	$ 4,063	$ 3,778	$ 3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299
Balance at end of year	$ 5,200	$ 4,063	$ 3,778